General	12 Months Ended
Dec. 31, 2022
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Wearable Devices Ltd. (the “Company”) was incorporated in Israel in March 2014. The Company develops and sells human-machine interface solutions for the smart wearables industry. The Company is still in its development stage and at an early stage of generating revenues. The Company’s products are designated directly to end users and also designated to businesses in integration of its technology in their smart wearable devices. The Company’s ordinary shares and warrants began trading on the Nasdaq Capital Market (“Nasdaq”) on September 13, 2022, under the symbols “WLDS” and “WLDSW,” respectively (see Note 1e below).

The Company’s revenues were derived from:

1)	The sales of Mudra Inspire development kits composed of multiple performance obligations including tangible parts (“Hardware”) and a limited period (generally one year) application programming interface (“API”) with no commercial rights, to enable the customer to evaluate the Company’s solution with its own products.

2)	The sales of pilot transactions to evaluate the integration of the Company’s solution with the customer’s products composed of multiple performance obligations including Hardware, tailor-made software applications and technical support during the pilot period.

In 2022, all of the Company’s revenues were derived from the sales of Mudra Inspire development kits. In 2021, most of the Company’s revenues were derived from a pilot transaction in the amount of $84 thousand, which was fully completed in 2021 and from the sales of Mudra Inspire development kits to multinational technology companies. In 2020, most of the Company’s revenues were derived from the sales of Mudra Inspire development kits to multinational technology companies.

b.	In 2018, the Company established a wholly owned subsidiary in the United States of America for the purpose of marketing and distribution of its solutions – Mudra Wearable, Inc. (the “Subsidiary”) – which commenced its operations in 2020.

c.	The novel coronavirus (“COVID-19”) pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements as of December 31, 2022.

d.	Liquidity and Capital Resources:

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. To date, the Company is still at its development stage and at an early stage of generating revenues. Therefore, the Company has suffered recurring losses from operations and negative cash flows from operations since inception. As detailed in Note 1e below, in September 2022, the Company completed an IPO on Nasdaq and raised net proceeds of $13.3 million.

As of December 31, 2022, the Company had incurred accumulated losses of $13.4 million and expects to continue to fund its operations through fundings such as issuance of convertible securities, Ordinary Shares and warrants and through Israeli governmental grants. There is no assurance that such financing will be obtained. The Company’s management believes that its cash will be sufficient for at least one year from the date of the approval of these financial statements.

e.	In September 2022, the Company completed an initial public offering of its securities (“IPO”) on the Nasdaq Capital Market (“Nasdaq”) whereby the Company issued and sold in connection with the closing of the IPO 3,750,000 units, each consisting of one Ordinary Share and two warrants to purchase one Ordinary Share each. In addition, the underwriter exercised its over-allotment option with respect to 1,125,000 warrants to purchase 1,125,000 Ordinary Shares.

The warrants have been exercisable immediately upon issuance, at an exercise price of $4.00 per Ordinary Share and are valid until September 12, 2027. On September 16, 2022, 40,000 warrants were exercised into 40,000 Ordinary Shares. On December 14, 2022, the exercise price of the warrants was adjusted to $2.00 per Ordinary Share.

In connection with the IPO, the Company received gross proceeds of approximately $16.0 million, before deducting underwriting discounts and commissions and before offering expenses ($14.9 million net proceeds after deducting approximately $1.1 million of underwriting discounts and commissions and approximately $13.3 million after other IPO expenses). The Ordinary Shares and warrants were approved for listing on the Nasdaq and commenced trading under the symbol “WLDS” and “WLDSW,” respectively, on September 13, 2022. The Company’s Ordinary Share and warrant prices on Nasdaq were $0.54 and $0.09, respectively, as of March 20, 2023.

f.	On November 25, 2022, the Company received a written notification from the Listing Qualifications Department of the Nasdaq Stock Market LLC regarding its noncompliance with Nasdaq’s minimum bid price requirement because the closing bid price of the Ordinary Shares was below $1.00 per Ordinary Share for the previous 30 consecutive business days. The Company was granted 180 calendar days, or until May 22, 2023, to regain compliance with the minimum bid price requirement. In the event the Company does not regain compliance with the minimum bid price requirement by May 22, 2023, it may be eligible for an additional 180-calendar day grace period.